Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
November 30, 2023
CBD-NPRT1-0124
1.907010.113
Nonconvertible Bonds - 89.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
2.25% 2/1/32	4,905,000	3,887,454
3.55% 9/15/55	2,075,000	1,367,984
3.65% 9/15/59	1,452,000	958,347
3.8% 12/1/57	6,174,000	4,220,112
4.3% 2/15/30	1,886,000	1,784,382
4.5% 5/15/35	1,446,000	1,308,987
Verizon Communications, Inc.:
2.355% 3/15/32	5,282,000	4,213,388
2.55% 3/21/31	1,827,000	1,517,073
3% 11/20/60	3,160,000	1,917,461
3.15% 3/22/30	272,000	241,327
3.7% 3/22/61	4,527,000	3,201,549
4.016% 12/3/29	3,773,000	3,542,822
4.329% 9/21/28	856,000	826,127
4.4% 11/1/34	4,919,000	4,520,639
4.5% 8/10/33	395,000	369,308
		33,876,960
Entertainment - 0.6%
The Walt Disney Co.:
3.8% 3/22/30	4,395,000	4,132,502
4.7% 3/23/50	1,886,000	1,723,089
6.65% 11/15/37	3,552,000	3,986,164
		9,841,755
Media - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	4,980,000	4,272,903
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	2,754,000	1,704,182
3.85% 4/1/61	3,207,000	1,914,585
5.25% 4/1/53	3,282,000	2,628,308
5.375% 5/1/47	1,762,000	1,424,959
5.5% 4/1/63	1,396,000	1,104,549
Comcast Corp.:
2.937% 11/1/56	977,000	596,934
2.987% 11/1/63	3,786,000	2,249,193
3.999% 11/1/49	538,000	420,823
Discovery Communications LLC:
3.95% 3/20/28	4,905,000	4,590,819
4.65% 5/15/50	2,188,000	1,652,251
Fox Corp.:
3.5% 4/8/30	3,603,000	3,201,679
4.709% 1/25/29	153,000	149,117
5.476% 1/25/39	151,000	137,920
5.576% 1/25/49	100,000	89,070
Magallanes, Inc.:
3.755% 3/15/27	794,000	749,196
4.054% 3/15/29	275,000	254,056
4.279% 3/15/32	6,748,000	5,952,837
5.05% 3/15/42	1,147,000	947,000
5.141% 3/15/52	5,092,000	4,069,836
5.391% 3/15/62	2,071,000	1,650,324
Time Warner Cable LLC:
5.5% 9/1/41	212,000	175,363
5.875% 11/15/40	2,823,000	2,440,430
6.55% 5/1/37	728,000	687,494
6.75% 6/15/39	470,000	448,221
7.3% 7/1/38	2,609,000	2,609,711
		46,121,760
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc.:
3.8% 3/15/32	4,507,000	3,923,067
4.55% 3/15/52	4,154,000	3,295,282
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	1,197,000	1,042,006
2.7% 3/15/32	8,119,000	6,652,977
5.65% 1/15/53	1,509,000	1,473,989
Vodafone Group PLC 3.25% 6/4/81 (c)	1,094,000	997,581
		17,384,902
TOTAL COMMUNICATION SERVICES		107,225,377
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 1.7%
Ford Motor Co. 3.25% 2/12/32	4,150,000	3,309,888
General Motors Co.:
5% 4/1/35	860,000	779,118
5.2% 4/1/45	981,000	828,097
5.4% 4/1/48	396,000	335,665
5.6% 10/15/32	1,886,000	1,844,878
5.95% 4/1/49	1,871,000	1,706,203
General Motors Financial Co., Inc.:
3.1% 1/12/32	4,550,000	3,702,437
4.3% 4/6/29	4,225,000	3,922,859
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	2,261,000	2,008,901
2.691% 9/15/31 (b)	4,207,000	3,364,075
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	4,527,000	3,879,640
4.75% 11/13/28 (b)	3,045,000	2,933,575
		28,615,336
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	2,276,000	1,814,352
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	1,941,000	1,842,875
5.75% 6/15/43	135,000	135,624
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,787,235
		3,765,734
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 4.875% 12/9/45	2,520,000	2,295,180
Specialty Retail - 1.6%
Advance Auto Parts, Inc. 1.75% 10/1/27	1,890,000	1,569,856
AutoNation, Inc.:
1.95% 8/1/28	4,659,000	3,858,877
2.4% 8/1/31	2,075,000	1,580,816
3.85% 3/1/32	2,037,000	1,718,752
4.75% 6/1/30	134,000	124,326
AutoZone, Inc. 4% 4/15/30	3,622,000	3,351,638
Lowe's Companies, Inc.:
3% 10/15/50	4,414,000	2,781,915
3.75% 4/1/32	3,773,000	3,375,994
5.625% 4/15/53	2,433,000	2,366,682
O'Reilly Automotive, Inc.:
3.9% 6/1/29	1,101,000	1,033,130
4.35% 6/1/28	2,372,000	2,305,818
The Home Depot, Inc. 5.95% 4/1/41	319,000	336,404
Triton Container International Ltd. 1.15% 6/7/24 (b)	2,056,000	2,000,046
		26,404,254
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.:
3.05% 3/15/32	4,631,000	3,462,620
7% 11/27/26	643,000	649,934
7.35% 11/27/28	1,029,000	1,036,845
7.7% 11/27/30	3,300,000	3,345,350
7.85% 11/27/33	3,300,000	3,351,429
		11,846,178
TOTAL CONSUMER DISCRETIONARY		74,741,034
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	4,527,000	4,192,058
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	765,000	728,973
4.9% 2/1/46	35,000	32,410
Anheuser-Busch InBev Worldwide, Inc. 4.6% 4/15/48 (d)	767,000	682,587
Constellation Brands, Inc. 2.875% 5/1/30	3,254,000	2,819,609
		8,455,637
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	3,630,000	3,133,656
Dollar General Corp. 3.5% 4/3/30	4,214,000	3,762,383
Dollar Tree, Inc.:
2.65% 12/1/31	4,527,000	3,679,843
4.2% 5/15/28	2,406,000	2,288,141
		12,864,023
Food Products - 1.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	4,986,000	4,487,250
3% 5/15/32	4,771,000	3,718,044
4.375% 2/2/52	2,067,000	1,417,771
5.5% 1/15/30	4,848,000	4,595,173
6.5% 12/1/52	3,018,000	2,799,621
JDE Peet's BV 2.25% 9/24/31 (b)	1,612,000	1,236,784
Smithfield Foods, Inc. 3% 10/15/30 (b)	798,000	631,123
Viterra Finance BV 4.9% 4/21/27 (b)	5,018,000	4,876,390
		23,762,156
Tobacco - 2.8%
Altria Group, Inc.:
2.45% 2/4/32	2,216,000	1,740,497
3.4% 2/4/41	3,886,000	2,683,365
4.25% 8/9/42	461,000	352,332
BAT Capital Corp.:
2.259% 3/25/28	4,358,000	3,817,778
2.726% 3/25/31	5,810,000	4,733,160
3.215% 9/6/26	4,258,000	4,013,088
3.222% 8/15/24	1,189,000	1,166,542
3.557% 8/15/27	795,000	744,189
3.984% 9/25/50	1,886,000	1,269,317
4.7% 4/2/27	759,000	740,927
7.75% 10/19/32	3,622,000	4,003,707
BAT International Finance PLC 4.448% 3/16/28	2,886,000	2,768,394
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	2,929,000	2,760,844
4.25% 7/21/25 (b)	1,778,000	1,734,906
6.125% 7/27/27 (b)	725,000	734,893
Philip Morris International, Inc.:
4.375% 11/15/41	712,000	595,054
5.125% 2/15/30	6,763,000	6,672,879
5.625% 11/17/29	3,301,000	3,353,456
5.75% 11/17/32	3,508,000	3,588,237
Reynolds American, Inc.:
4.45% 6/12/25	124,000	121,926
5.7% 8/15/35	103,000	96,664
		47,692,155
TOTAL CONSUMER STAPLES		92,773,971
ENERGY - 7.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. 4.486% 5/1/30	4,527,000	4,363,917
Oil, Gas & Consumable Fuels - 7.3%
Boardwalk Pipelines LP 4.95% 12/15/24	1,396,000	1,379,801
Canadian Natural Resources Ltd.:
2.95% 7/15/30	5,193,000	4,441,273
3.9% 2/1/25	1,465,000	1,433,377
5.85% 2/1/35	180,000	175,689
6.25% 3/15/38	1,474,000	1,474,058
Cenovus Energy, Inc.:
2.65% 1/15/32	465,000	371,337
3.75% 2/15/52	1,441,000	999,052
4.25% 4/15/27	982,000	942,578
5.25% 6/15/37	376,000	341,696
5.375% 7/15/25	3,447,000	3,429,724
5.4% 6/15/47	899,000	803,215
6.75% 11/15/39	262,000	271,351
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	2,158,000	2,158,357
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	242,000	242,969
6.036% 11/15/33 (b)	652,000	657,915
6.497% 8/15/43 (b)	195,000	197,320
6.544% 11/15/53 (b)	351,000	359,142
ConocoPhillips Co.:
6.5% 2/1/39	1,559,000	1,725,335
6.95% 4/15/29	1,033,000	1,134,172
DCP Midstream Operating LP:
5.125% 5/15/29	3,085,000	3,032,751
5.375% 7/15/25	1,886,000	1,882,871
5.6% 4/1/44	116,000	108,064
6.75% 9/15/37 (b)	726,000	761,721
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	2,833,000	2,468,044
3.9% 11/15/49	2,641,000	1,843,061
Enbridge, Inc.:
4.25% 12/1/26	144,000	139,976
5.5% 12/1/46	1,286,000	1,187,547
Energy Transfer LP:
3.75% 5/15/30	4,020,000	3,606,786
4% 10/1/27	1,530,000	1,444,877
4.25% 4/1/24	4,329,000	4,304,119
4.95% 6/15/28	333,000	324,886
5% 5/15/50	6,282,000	5,299,557
5.4% 10/1/47	661,000	581,885
5.75% 2/15/33	1,509,000	1,502,705
5.8% 6/15/38	186,000	177,569
6% 6/15/48	121,000	115,076
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	1,702,000	1,657,252
Hess Corp.:
4.3% 4/1/27	5,088,000	4,956,114
5.6% 2/15/41	2,853,000	2,869,259
5.8% 4/1/47	4,188,000	4,315,636
7.3% 8/15/31	1,198,000	1,352,843
7.875% 10/1/29	2,092,000	2,357,173
Magellan Midstream Partners LP 3.25% 6/1/30	3,848,000	3,380,005
MPLX LP:
1.75% 3/1/26	3,522,000	3,247,806
2.65% 8/15/30	4,527,000	3,784,378
4.875% 12/1/24	144,000	142,420
4.95% 9/1/32	1,461,000	1,383,519
5.65% 3/1/53	5,304,000	4,929,649
Occidental Petroleum Corp.:
2.9% 8/15/24	439,000	429,341
5.55% 3/15/26	253,000	252,162
Ovintiv, Inc.:
5.15% 11/15/41	611,000	485,547
7.375% 11/1/31	393,000	420,846
8.125% 9/15/30	1,754,000	1,937,310
Petroleos Mexicanos:
4.5% 1/23/26	2,641,000	2,403,548
6.49% 1/23/27	374,000	336,619
6.5% 3/13/27	3,234,000	2,905,345
Phillips 66 Co. 3.85% 4/9/25	88,000	86,092
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	639,000	569,559
4.65% 10/15/25	2,210,000	2,166,754
Southeast Supply Header LLC 4.25% 6/15/24 (b)	252,000	241,920
Spectra Energy Partners LP:
3.375% 10/15/26	1,568,000	1,482,944
4.5% 3/15/45	329,000	262,981
Suncor Energy, Inc. 6.5% 6/15/38	1,289,000	1,319,573
The Williams Companies, Inc.:
2.6% 3/15/31	4,640,000	3,824,386
3.5% 11/15/30	1,436,000	1,275,022
4.65% 8/15/32	1,460,000	1,368,329
5.3% 8/15/52	323,000	293,574
5.75% 6/24/44	1,664,000	1,584,155
TransCanada PipeLines Ltd. 4.25% 5/15/28	3,697,000	3,520,410
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	169,000	149,154
Western Gas Partners LP:
4.05% 2/1/30	7,975,000	7,227,502
4.65% 7/1/26	90,000	87,397
6.15% 4/1/33	2,655,000	2,674,291
		123,000,671
TOTAL ENERGY		127,364,588
FINANCIALS - 33.3%
Banks - 17.4%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	1,955,000	1,938,156
7.583% 10/14/26 (b)(c)	3,792,000	3,878,373
Banco Santander SA 2.749% 12/3/30	6,600,000	5,179,099
Bank of America Corp.:
1.898% 7/23/31 (c)	4,225,000	3,317,837
2.592% 4/29/31 (c)	4,716,000	3,918,751
2.972% 2/4/33 (c)	11,318,000	9,236,194
3.194% 7/23/30 (c)	6,399,000	5,625,509
3.705% 4/24/28 (c)	2,372,000	2,229,152
4.571% 4/27/33 (c)	5,282,000	4,844,987
5.015% 7/22/33 (c)	6,866,000	6,523,886
6.11% 1/29/37	812,000	832,308
Barclays PLC:
3.65% 3/16/25	1,473,000	1,431,463
3.811% 3/10/42 (c)	4,527,000	3,129,600
5.088% 6/20/30 (c)	4,072,000	3,737,950
5.746% 8/9/33 (c)	1,257,000	1,212,654
7.437% 11/2/33 (c)	4,452,000	4,741,985
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(e)	2,450,000	2,226,367
1.904% 9/30/28 (b)(c)	4,433,000	3,838,603
2.159% 9/15/29 (b)(c)	2,375,000	2,009,344
2.591% 1/20/28 (b)(c)	1,660,000	1,505,850
2.824% 1/26/41 (b)	3,509,000	2,261,049
BPCE SA:
2.277% 1/20/32 (b)(c)	4,556,000	3,492,688
3.116% 10/19/32 (b)(c)	3,697,000	2,846,829
Citigroup, Inc.:
2.666% 1/29/31 (c)	3,094,000	2,593,618
3.785% 3/17/33 (c)	3,773,000	3,264,541
3.98% 3/20/30 (c)	4,527,000	4,180,305
4.4% 6/10/25	502,000	492,102
4.412% 3/31/31 (c)	3,773,000	3,497,655
4.6% 3/9/26	347,000	338,820
4.91% 5/24/33 (c)	1,983,000	1,865,614
6.174% 5/25/34 (c)	975,000	967,509
8.125% 7/15/39	652,000	804,089
Citizens Financial Group, Inc. 2.638% 9/30/32	2,619,000	1,890,479
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	9,980,000	8,347,998
Credit Agricole SA 2.811% 1/11/41 (b)	2,524,000	1,611,543
Fifth Third Bancorp 8.25% 3/1/38	1,305,000	1,450,370
HSBC Holdings PLC:
2.251% 11/22/27 (c)	3,246,000	2,937,104
2.357% 8/18/31 (c)	9,356,000	7,488,637
2.848% 6/4/31 (c)	3,697,000	3,071,149
4.041% 3/13/28 (c)	2,266,000	2,143,979
4.762% 3/29/33 (c)	4,735,000	4,168,078
4.95% 3/31/30	200,000	193,757
5.402% 8/11/33 (c)	3,062,000	2,945,059
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	3,756,000	2,696,241
4.443% 8/4/28 (c)	1,702,000	1,617,983
6.208% 8/21/29 (c)	5,300,000	5,308,230
ING Groep NV:
4.017% 3/28/28 (c)	5,659,000	5,359,569
4.252% 3/28/33 (c)	3,773,000	3,370,246
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	7,182,000	7,049,036
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	5,659,000	4,881,389
2.956% 5/13/31 (c)	711,000	605,135
2.963% 1/25/33 (c)	5,659,000	4,675,506
4.586% 4/26/33 (c)	5,659,000	5,267,143
4.912% 7/25/33 (c)	7,546,000	7,176,903
5.717% 9/14/33 (c)	11,714,000	11,671,630
KBC Group NV 5.796% 1/19/29 (b)(c)	3,826,000	3,796,048
Lloyds Banking Group PLC:
3.87% 7/9/25 (c)	2,075,000	2,047,971
4.375% 3/22/28	2,617,000	2,480,738
4.976% 8/11/33 (c)	3,773,000	3,503,622
7.953% 11/15/33 (c)	3,754,000	4,053,074
Mizuho Financial Group, Inc. 2.564% 9/13/31	6,414,000	5,015,169
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)	9,168,000	8,597,180
5.582% 6/12/29 (c)	4,400,000	4,368,711
Rabobank Nederland:
3.649% 4/6/28 (b)(c)	4,207,000	3,934,632
3.75% 7/21/26	2,548,000	2,411,621
Royal Bank of Canada 4.65% 1/27/26	400,000	393,231
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,044,000	935,288
5.807% 9/9/26 (c)	2,250,000	2,226,344
6.499% 3/9/29 (c)	1,662,000	1,678,691
Societe Generale:
1.488% 12/14/26 (b)(c)	1,736,000	1,571,144
3.625% 3/1/41 (b)	4,716,000	2,983,788
4.25% 4/14/25 (b)	1,018,000	984,050
4.75% 11/24/25 (b)	2,438,000	2,358,479
6.221% 6/15/33 (b)(c)	5,093,000	4,775,039
6.446% 1/10/29 (b)(c)	4,150,000	4,187,387
7.367% 1/10/53 (b)	1,886,000	1,822,926
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	2,617,000	2,584,352
Synchrony Bank 5.625% 8/23/27	1,270,000	1,203,014
Truist Financial Corp. 5.122% 1/26/34 (c)	2,565,000	2,359,511
U.S. Bancorp 5.775% 6/12/29 (c)	6,700,000	6,695,410
UniCredit SpA 1.982% 6/3/27 (b)(c)	3,735,000	3,361,980
Wells Fargo & Co.:
3.068% 4/30/41 (c)	4,716,000	3,376,031
4.897% 7/25/33 (c)	3,944,000	3,688,831
6.491% 10/23/34 (c)	4,100,000	4,282,064
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(e)	6,036,000	5,670,652
Zions Bancorp NA 3.25% 10/29/29	3,105,000	2,427,037
		293,664,066
Capital Markets - 6.0%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	9,670,211
2.875% 6/15/27	5,125,000	4,571,379
3.25% 7/15/25	5,300,000	5,017,202
3.875% 1/15/26	6,017,000	5,700,133
4.25% 3/1/25	5,162,000	5,002,021
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	755,000	433,973
3.5% 9/10/49 (b)	2,795,000	1,854,198
Blackstone Private Credit Fund:
4.7% 3/24/25	9,805,000	9,552,179
7.05% 9/29/25	4,993,000	5,046,237
Deutsche Bank AG 4.5% 4/1/25	5,744,000	5,571,176
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	4,762,000	4,364,172
3.035% 5/28/32 (c)	2,440,000	1,937,626
6.72% 1/18/29 (c)	1,056,000	1,074,516
Morgan Stanley:
1.794% 2/13/32 (c)	4,433,000	3,396,791
2.699% 1/22/31 (c)	3,773,000	3,185,838
4.3% 1/27/45	321,000	269,312
6.342% 10/18/33 (c)	9,055,000	9,378,023
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,552,000	2,490,011
S&P Global, Inc. 3.9% 3/1/62	1,462,000	1,122,561
UBS Group AG:
3.091% 5/14/32 (b)(c)	3,207,000	2,618,163
3.126% 8/13/30 (b)(c)	3,246,000	2,798,424
4.194% 4/1/31 (b)(c)	3,632,000	3,260,416
4.55% 4/17/26	1,838,000	1,788,626
4.988% 8/5/33 (b)(c)	6,338,000	5,833,254
6.537% 8/12/33 (b)(c)	4,339,000	4,428,049
9.016% 11/15/33 (b)(c)	1,264,000	1,495,970
		101,860,461
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	444,000	426,023
1.75% 1/30/26	2,343,000	2,142,747
2.45% 10/29/26	3,344,000	3,046,357
3% 10/29/28	2,623,000	2,311,795
3.3% 1/30/32	788,000	653,170
3.4% 10/29/33	1,630,000	1,318,645
3.85% 10/29/41	2,664,000	1,988,535
4.875% 1/16/24	150,000	149,767
6.15% 9/30/30	5,100,000	5,134,970
6.45% 4/15/27 (b)	1,131,000	1,146,054
Ally Financial, Inc.:
2.2% 11/2/28	1,496,000	1,225,347
3.875% 5/21/24	743,000	735,030
5.75% 11/20/25	2,910,000	2,855,892
5.8% 5/1/25	753,000	747,349
8% 11/1/31	7,762,000	8,227,747
Capital One Financial Corp.:
2.359% 7/29/32 (c)	5,230,000	3,713,712
5.247% 7/26/30 (c)	2,443,000	2,297,726
5.268% 5/10/33 (c)	6,791,000	6,232,591
5.468% 2/1/29 (c)	1,251,000	1,201,784
5.817% 2/1/34 (c)	2,175,000	2,039,918
6.312% 6/8/29 (c)	4,200,000	4,175,362
Discover Financial Services:
4.5% 1/30/26	393,000	380,448
6.7% 11/29/32	384,000	381,150
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,301,000	3,110,067
3.625% 6/17/31	200,000	166,174
4.063% 11/1/24	3,018,000	2,947,238
4.95% 5/28/27	6,187,000	5,902,096
Synchrony Financial 4.375% 3/19/24	194,000	192,869
		64,850,563
Financial Services - 2.6%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	1,246,000	1,017,895
Athene Global Funding:
1.45% 1/8/26 (b)	6,772,000	6,145,326
2.5% 3/24/28 (b)	4,225,000	3,650,756
Aviation Capital Group LLC 6.75% 10/25/28 (b)	4,100,000	4,152,459
Brixmor Operating Partnership LP:
2.25% 4/1/28	1,426,000	1,229,338
4.05% 7/1/30	819,000	734,897
4.125% 5/15/29	420,000	383,061
Corebridge Financial, Inc.:
3.65% 4/5/27	564,000	529,730
3.85% 4/5/29	554,000	507,234
3.9% 4/5/32	659,000	576,904
4.35% 4/5/42	150,000	120,348
4.4% 4/5/52	443,000	345,411
6.05% 9/15/33 (b)	6,000,000	6,079,030
Equitable Holdings, Inc.:
4.35% 4/20/28	2,304,000	2,188,401
5% 4/20/48	1,124,000	988,694
Fiserv, Inc. 3.5% 7/1/29	1,423,000	1,300,234
Jackson Financial, Inc.:
3.125% 11/23/31	7,409,000	5,897,376
4% 11/23/51	2,264,000	1,445,759
5.17% 6/8/27	611,000	593,480
5.67% 6/8/32	2,914,000	2,827,593
Rexford Industrial Realty LP 2.15% 9/1/31	1,749,000	1,335,259
Voya Financial, Inc.:
4.7% 1/23/48 (c)	1,897,000	1,519,697
5.7% 7/15/43	883,000	800,812
		44,369,694
Insurance - 3.5%
AIA Group Ltd.:
3.2% 9/16/40 (b)	658,000	466,638
3.375% 4/7/30 (b)	1,030,000	921,858
3.6% 4/9/29 (b)	1,320,000	1,220,763
3.9% 4/6/28 (b)	1,589,000	1,509,016
American International Group, Inc. 5.75% 4/1/48 (c)	2,168,000	2,030,087
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	3,311,000	2,457,732
Aon Corp. 6.25% 9/30/40	86,000	88,406
Assurant, Inc. 2.65% 1/15/32	4,697,000	3,630,788
Athene Holding Ltd.:
3.45% 5/15/52	4,150,000	2,600,954
3.95% 5/25/51	971,000	678,557
6.65% 2/1/33	3,056,000	3,167,644
Brown & Brown, Inc. 2.375% 3/15/31	2,151,000	1,713,142
Empower Finance 2020 LP 3.075% 9/17/51 (b)	2,134,000	1,327,444
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	2,081,000	1,760,438
5.625% 8/16/32	8,111,000	7,873,127
Hartford Financial Services Group, Inc. 4.3% 4/15/43	411,000	331,404
Intact Financial Corp. 5.459% 9/22/32 (b)	4,464,000	4,334,312
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	3,565,000	3,150,919
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	3,669,000	2,147,279
3.729% 10/15/70 (b)	982,000	623,407
Pacific LifeCorp:
3.35% 9/15/50 (b)	4,263,000	2,849,255
5.125% 1/30/43 (b)	436,000	388,188
Principal Financial Group, Inc. 3.7% 5/15/29	477,000	438,430
Prudential Financial, Inc.:
3.935% 12/7/49	511,000	387,308
6% 9/1/52 (c)	2,597,000	2,454,267
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	3,387,000	3,216,100
Unum Group:
4.125% 6/15/51	3,196,000	2,206,796
5.75% 8/15/42	1,270,000	1,144,811
Willis Group North America, Inc. 5.35% 5/15/33	4,000,000	3,905,521
		59,024,591
TOTAL FINANCIALS		563,769,375
HEALTH CARE - 6.9%
Biotechnology - 0.7%
AbbVie, Inc.:
4.05% 11/21/39	1,886,000	1,620,893
4.55% 3/15/35	1,855,000	1,751,718
Amgen, Inc.:
4.663% 6/15/51	2,264,000	1,937,945
5.25% 3/2/30	856,000	860,372
5.25% 3/2/33	966,000	956,227
5.65% 3/2/53	457,000	450,662
5.75% 3/2/63	832,000	814,186
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	2,226,000	1,767,643
2.8% 9/15/50	1,509,000	915,721
		11,075,367
Health Care Providers & Services - 3.7%
Centene Corp.:
2.625% 8/1/31	6,274,000	4,994,104
3% 10/15/30	5,857,000	4,887,022
4.25% 12/15/27	609,000	574,896
4.625% 12/15/29	2,218,000	2,059,930
Cigna Group:
3.4% 3/15/50	2,641,000	1,816,277
3.4% 3/15/51	2,641,000	1,806,949
4.375% 10/15/28	504,000	486,185
4.8% 8/15/38	1,634,000	1,507,521
4.9% 12/15/48	314,000	278,253
CVS Health Corp.:
4.78% 3/25/38	1,312,000	1,177,284
5% 1/30/29	698,000	694,089
5.125% 2/21/30	8,572,000	8,448,280
5.25% 1/30/31	286,000	284,674
5.3% 6/1/33	5,000,000	4,917,999
Elevance Health, Inc. 2.25% 5/15/30	3,292,000	2,759,565
HCA Holdings, Inc.:
3.375% 3/15/29	1,332,000	1,195,337
3.625% 3/15/32	4,729,000	4,081,964
4.625% 3/15/52	2,003,000	1,586,258
5.125% 6/15/39	1,137,000	1,021,124
5.25% 6/15/49	1,254,000	1,087,804
Quest Diagnostics, Inc. 2.95% 6/30/30	3,773,000	3,242,460
Sabra Health Care LP:
3.2% 12/1/31	3,672,000	2,871,909
3.9% 10/15/29	476,000	411,494
UnitedHealth Group, Inc.:
4.25% 3/15/43	847,000	729,339
4.625% 7/15/35	253,000	243,083
4.75% 7/15/45	619,000	565,329
Universal Health Services, Inc.:
2.65% 10/15/30	5,690,000	4,628,484
2.65% 1/15/32	5,770,000	4,540,831
		62,898,444
Pharmaceuticals - 2.5%
AstraZeneca PLC 6.45% 9/15/37	1,873,000	2,086,344
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	5,031,000	4,848,519
4.375% 12/15/28 (b)	3,207,000	2,970,744
4.875% 6/25/48 (b)	3,224,000	2,503,773
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	4,309,000	4,303,614
Mylan NV 4.55% 4/15/28	3,050,000	2,881,702
Perrigo Finance PLC 4.65% 6/15/30	3,924,000	3,499,922
Pfizer Investment Enterprises:
4.75% 5/19/33	8,300,000	8,074,426
5.3% 5/19/53	6,372,000	6,212,922
Viatris, Inc.:
2.7% 6/22/30	3,382,000	2,746,826
4% 6/22/50	3,867,000	2,506,255
		42,635,047
TOTAL HEALTH CARE		116,608,858
INDUSTRIALS - 5.6%
Aerospace & Defense - 2.1%
BAE Systems PLC:
3% 9/15/50 (b)	2,624,000	1,692,382
3.4% 4/15/30 (b)	326,000	291,319
Northrop Grumman Corp. 4.03% 10/15/47	2,033,000	1,628,582
RTX Corp.:
6.1% 3/15/34	3,600,000	3,772,281
6.4% 3/15/54	3,500,000	3,799,466
The Boeing Co.:
2.75% 2/1/26	1,254,000	1,186,156
3.25% 2/1/28	2,641,000	2,451,783
5.04% 5/1/27	9,998,000	9,932,937
5.15% 5/1/30	6,225,000	6,167,571
5.805% 5/1/50	4,905,000	4,783,909
		35,706,386
Building Products - 0.4%
Carlisle Companies, Inc. 2.75% 3/1/30	3,773,000	3,188,610
Carrier Global Corp.:
2.7% 2/15/31	3,848,000	3,219,121
5.9% 3/15/34 (b)	192,000	197,579
6.2% 3/15/54 (b)	200,000	211,410
		6,816,720
Electrical Equipment - 0.1%
Hubbell, Inc. 3.5% 2/15/28	2,033,000	1,907,408
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	342,000	282,485
4.4% 3/15/42	847,000	734,954
Canadian Pacific Railway Co. 3.1% 12/2/51	1,401,000	935,878
CSX Corp. 4.3% 3/1/48	3,346,000	2,755,886
Union Pacific Corp. 3.25% 2/5/50	2,075,000	1,463,182
		6,172,385
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd. 4.65% 11/1/44	190,000	163,904
Machinery - 0.4%
Ingersoll Rand, Inc.:
5.4% 8/14/28	2,129,000	2,133,722
5.7% 8/14/33	2,250,000	2,277,341
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	2,421,000	2,324,029
		6,735,092
Passenger Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	784,620	690,454
American Airlines, Inc. 3.75% 4/15/27	945,504	883,078
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	810,184	678,047
Southwest Airlines Co.:
5.125% 6/15/27	2,735,000	2,703,953
5.25% 5/4/25	4,754,000	4,724,273
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	532,928	476,743
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	462,709	435,508
		10,592,056
Professional Services - 0.2%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	3,095,000	3,125,337
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.875% 1/15/26	2,641,000	2,485,204
2.875% 1/15/32	5,772,000	4,679,864
5.3% 2/1/28	4,263,000	4,218,507
		11,383,575
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	9,228,000	8,814,040
4.25% 4/15/26 (b)	529,000	503,142
4.375% 5/1/26 (b)	380,000	361,735
5.5% 1/15/26 (b)	679,000	665,758
6.375% 5/4/28 (b)	1,538,000	1,533,773
		11,878,448
TOTAL INDUSTRIALS		94,481,311
INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 1.0%
Dell International LLC/EMC Corp.:
3.375% 12/15/41	2,264,000	1,609,394
3.45% 12/15/51	3,018,000	2,014,941
5.3% 10/1/29	3,773,000	3,762,524
5.85% 7/15/25	183,000	183,780
6.02% 6/15/26	1,277,000	1,290,938
Vontier Corp.:
2.4% 4/1/28	4,659,000	3,966,067
2.95% 4/1/31	5,228,000	4,157,603
		16,985,247
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	3,241,000	2,967,804
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.:
1.95% 2/15/28 (b)	318,000	279,050
2.45% 2/15/31 (b)	2,716,000	2,233,120
2.6% 2/15/33 (b)	2,750,000	2,165,263
3.137% 11/15/35 (b)	4,150,000	3,230,132
3.5% 2/15/41 (b)	2,186,000	1,631,707
3.75% 2/15/51 (b)	1,026,000	747,370
Marvell Technology, Inc.:
2.45% 4/15/28	3,018,000	2,661,409
5.75% 2/15/29	2,365,000	2,386,733
5.95% 9/15/33	1,909,000	1,933,916
Microchip Technology, Inc.:
0.972% 2/15/24	2,641,000	2,614,610
0.983% 9/1/24	1,577,000	1,521,519
Micron Technology, Inc.:
2.703% 4/15/32	1,236,000	989,581
3.366% 11/1/41	1,347,000	942,836
3.477% 11/1/51	1,351,000	905,224
4.185% 2/15/27	5,236,000	5,036,991
		29,279,461
Software - 0.7%
Oracle Corp.:
2.8% 4/1/27	1,886,000	1,751,281
2.875% 3/25/31	4,527,000	3,875,172
3.95% 3/25/51	3,211,000	2,375,788
4.375% 5/15/55	1,405,000	1,088,481
5.375% 7/15/40	81,000	76,361
Roper Technologies, Inc.:
1.75% 2/15/31	2,264,000	1,786,604
2.95% 9/15/29	1,714,000	1,523,997
		12,477,684
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 3.85% 8/4/46	1,709,000	1,429,863
TOTAL INFORMATION TECHNOLOGY		63,140,059
MATERIALS - 1.4%
Chemicals - 1.1%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	7,168,000	7,231,165
6.33% 7/15/29	2,264,000	2,305,792
6.35% 11/15/28	831,000	848,944
6.55% 11/15/30	841,000	862,397
6.7% 11/15/33	493,000	510,829
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	3,188,000	2,736,780
2.3% 11/1/30 (b)	3,207,000	2,546,732
LYB International Finance III LLC 2.25% 10/1/30	1,964,000	1,598,245
The Dow Chemical Co. 4.55% 11/30/25	51,000	50,186
		18,691,070
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	2,189,000	2,159,488
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (b)	3,773,000	3,443,881
TOTAL MATERIALS		24,294,439
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree LP 4.8% 10/1/32	4,123,000	3,749,672
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	6,131,000	4,497,523
4.7% 7/1/30	521,000	487,631
American Homes 4 Rent LP:
2.375% 7/15/31	128,000	100,374
3.375% 7/15/51	198,000	122,502
3.625% 4/15/32	606,000	519,365
4.3% 4/15/52	420,000	312,861
American Tower Corp.:
2.1% 6/15/30	2,150,000	1,735,555
2.4% 3/15/25	3,048,000	2,922,666
Camden Property Trust 3.15% 7/1/29	2,372,000	2,128,382
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,291,576
2.25% 3/15/26	314,000	288,045
2.75% 4/15/31	1,519,000	1,161,569
2.9% 12/1/33	4,982,000	3,601,841
Crown Castle International Corp. 3.3% 7/1/30	5,282,000	4,585,289
Hudson Pacific Properties LP:
3.95% 11/1/27	1,559,000	1,209,689
5.95% 2/15/28	10,874,000	8,976,471
Invitation Homes Operating Partnership LP:
2% 8/15/31	1,752,000	1,324,307
4.15% 4/15/32	886,000	774,922
Kite Realty Group Trust:
4% 3/15/25	85,000	81,897
4.75% 9/15/30	1,720,000	1,565,933
LXP Industrial Trust (REIT) 4.4% 6/15/24	85,000	83,887
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	7,168,000	4,416,758
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,168,000	893,015
3.375% 2/1/31	4,399,000	3,568,627
4.75% 1/15/28	1,886,000	1,760,448
Piedmont Operating Partnership LP 2.75% 4/1/32	253,000	167,661
Realty Income Corp. 2.85% 12/15/32	181,000	146,549
Simon Property Group LP 2.45% 9/13/29	2,845,000	2,432,983
Spirit Realty LP 2.1% 3/15/28	1,856,000	1,611,755
Store Capital Corp.:
2.7% 12/1/31	4,905,000	3,514,309
2.75% 11/18/30	369,000	270,699
Sun Communities Operating LP:
2.3% 11/1/28	288,000	244,874
2.7% 7/15/31	733,000	580,570
4.2% 4/15/32	5,659,000	4,948,438
5.7% 1/15/33	4,680,000	4,555,055
UDR, Inc. 2.1% 8/1/32	2,714,000	2,021,522
Ventas Realty LP:
2.5% 9/1/31	2,126,000	1,676,703
3% 1/15/30	3,071,000	2,608,301
4.4% 1/15/29	3,773,000	3,541,705
VICI Properties LP:
4.75% 2/15/28	1,217,000	1,153,540
4.95% 2/15/30	3,641,000	3,385,679
5.125% 5/15/32	309,000	284,502
Vornado Realty LP:
2.15% 6/1/26	316,000	273,624
3.4% 6/1/31	1,142,000	816,507
WP Carey, Inc.:
2.4% 2/1/31	2,127,000	1,718,127
4% 2/1/25	2,999,000	2,934,315
		92,048,223
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
4.1% 10/1/24	1,016,000	985,060
4.55% 10/1/29	682,000	562,902
7.8% 3/15/28	1,600,000	1,532,511
Tanger Properties LP 2.75% 9/1/31	3,679,000	2,814,929
		5,895,402
TOTAL REAL ESTATE		97,943,625
UTILITIES - 8.6%
Electric Utilities - 4.9%
Alabama Power Co. 3.05% 3/15/32	1,154,000	981,340
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	3,542,000	2,871,816
Cleco Corporate Holdings LLC:
3.375% 9/15/29	4,212,000	3,589,297
3.743% 5/1/26	10,569,000	10,076,729
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)	1,357,000	1,248,831
5.95% 12/15/36	1,245,000	1,223,175
Duke Energy Corp.:
2.45% 6/1/30	479,000	401,986
2.55% 6/15/31	2,641,000	2,156,426
4.5% 8/15/32	7,595,000	7,084,110
5% 8/15/52	7,595,000	6,610,727
Duke Energy Industries, Inc. 4.9% 7/15/43	1,016,000	901,576
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	440,000	354,965
2.775% 1/7/32 (b)	1,619,000	1,233,058
3.616% 8/1/27 (b)	1,658,000	1,512,796
Edison International 3.55% 11/15/24	1,603,000	1,565,212
Exelon Corp.:
3.35% 3/15/32	7,856,000	6,725,595
4.05% 4/15/30	2,862,000	2,655,039
4.1% 3/15/52	230,000	175,649
FirstEnergy Corp.:
2.05% 3/1/25	828,000	792,426
2.25% 9/1/30	3,488,000	2,837,438
2.65% 3/1/30	6,250,000	5,286,812
IPALCO Enterprises, Inc.:
3.7% 9/1/24	162,000	158,571
4.25% 5/1/30	5,433,000	4,856,050
Southern Co.:
3.7% 4/30/30	5,591,000	5,111,508
4.4% 7/1/46	4,905,000	4,027,112
5.113% 8/1/27 (f)	6,980,000	6,905,752
Tampa Electric Co. 6.55% 5/15/36	169,000	174,974
Xcel Energy, Inc.:
3.5% 12/1/49	2,768,000	1,891,045
4.8% 9/15/41	188,000	155,446
		83,565,461
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	678,000	541,864
ONE Gas, Inc. 2% 5/15/30	1,965,000	1,604,106
Southern Co. Gas Capital Corp. 3.15% 9/30/51	1,845,000	1,147,948
		3,293,918
Independent Power and Renewable Electricity Producers - 1.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	3,773,000	3,384,332
Emera U.S. Finance LP:
2.639% 6/15/31	4,782,000	3,773,204
3.55% 6/15/26	5,527,000	5,290,488
4.75% 6/15/46	3,302,000	2,538,782
The AES Corp.:
1.375% 1/15/26	1,815,000	1,652,543
2.45% 1/15/31	4,936,000	3,983,221
3.3% 7/15/25 (b)	1,482,000	1,414,816
3.95% 7/15/30 (b)	2,106,000	1,872,655
		23,910,041
Multi-Utilities - 2.1%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	2,452,000	1,520,518
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	4,905,000	4,867,001
Dominion Energy, Inc. 3.071% 8/15/24 (c)	3,337,000	3,268,414
NiSource, Inc.:
0.95% 8/15/25	1,005,000	928,549
1.7% 2/15/31	1,886,000	1,464,206
2.95% 9/1/29	678,000	599,730
3.49% 5/15/27	1,355,000	1,280,401
3.6% 5/1/30	3,080,000	2,760,801
4.375% 5/15/47	1,886,000	1,504,976
4.8% 2/15/44	3,018,000	2,580,469
5% 6/15/52	1,320,000	1,144,162
5.25% 2/15/43	80,000	72,208
5.95% 6/15/41	386,000	378,000
Puget Energy, Inc.:
2.379% 6/15/28	3,992,000	3,466,854
3.65% 5/15/25	994,000	960,489
4.1% 6/15/30	1,049,000	936,189
4.224% 3/15/32	6,457,000	5,654,459
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (c)(e)	40,000	34,856
2.2% 12/15/28	1,886,000	1,630,233
		35,052,515
TOTAL UTILITIES		145,821,935
TOTAL NONCONVERTIBLE BONDS (Cost $1,720,376,423)		1,508,164,572

U.S. Treasury Obligations - 7.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	8,036,000	5,171,605
1.875% 2/15/41	7,545,500	5,022,768
2% 11/15/41	11,695,500	7,835,528
2.25% 2/15/52	1,622,300	1,033,583
2.875% 5/15/52	848,700	623,297
3.625% 2/15/53	2,748,300	2,344,966
3.625% 5/15/53	77,300,000	65,982,793
4.125% 8/15/53	27,270,000	25,501,711
4.75% 11/15/53	7,000,000	7,276,719
U.S. Treasury Notes:
3.375% 5/15/33	4,920,000	4,546,388
3.5% 2/15/33	5,563,700	5,199,452
TOTAL U.S. TREASURY OBLIGATIONS (Cost $148,212,691)		130,538,810

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $2,183,100)	2,183,100	2,087,500

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	525,000	679,177
California Gen. Oblig. Series 2010, 7.625% 3/1/40	115,000	137,006
TOTAL MUNICIPAL SECURITIES (Cost $930,523)		816,183

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 4.5% 4/22/29 (Cost $2,074,638)	1,886,000	1,808,674

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Regions Bank 6.45% 6/26/37 (Cost $1,047,079)	985,000	950,668

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	2,153,000	1,870,957
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG:
4.375% (b)(c)(g)	1,356,000	1,012,300
4.875% (b)(c)(g)	2,890,000	2,499,670
		3,511,970
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		5,382,927

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h) (Cost $30,311,736)	30,306,947	30,313,008

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,911,535,190)	1,680,062,342
NET OTHER ASSETS (LIABILITIES) - 0.8%	13,950,621
NET ASSETS - 100.0%	1,694,012,963

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,371,489 or 14.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	A portion of the security sold on a delayed delivery basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	55,375,813	63,902,600	88,965,405	504,621	-	-	30,313,008	0.1%
Total	55,375,813	63,902,600	88,965,405	504,621	-	-	30,313,008

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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